DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS	12 Months Ended
Mar. 31, 2013
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

(1)     DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

Description of Business and Organization

ATA Inc. (the “Company”), through its wholly-owned subsidiaries, ATA Testing Authority (Holdings) Limited (“ATA BVI”), ATA Testing Authority (Beijing) Limited (“ATA Testing”), Beijing JinDiXin Software Technology Limited (“Beijing JDX”), ATA Learning (Beijing) Inc. (“ATA Learning”), and its consolidated variable interest entity (“VIE”), ATA Online (Beijing) Education Technology Limited (“ATA Online”) (collectively, referred to as the “Group”), provides computer-based testing services, test-based educational services, test preparation and training solutions and other related services in the People’s Republic of China (the “PRC”).

Significant Concentrations and Risks

The Group is subject to the following significant concentration and risks:

Country risk

The Group is subject to special risks associated with the PRC. These include risks associated with, among others, the political, economic, legal and social environment in the PRC, including the relative difficulty of protecting and enforcing intellectual property rights in the PRC. The interpretation and application of current or proposed requirements and regulations may have an adverse effect on the Group’s business, financial condition and results of operations. In addition, the ability to negotiate and implement specific business development projects in a timely and favorable manner may be impacted by political considerations unrelated to or beyond the control of the Group. Although the PRC government has been pursuing economic reform policies for almost three decades, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered. Any change in PRC government policies and regulations affecting the education and testing service industry may have a negative impact on the Group’s operating results and financial condition.

Revenue concentration

For the years ended March 31, 2011, 2012 and 2013, RMB209.3 million, RMB240.7 million and RMB246.9 million, representing 68.9%, 68.4% and 67.3% of the Group’s net revenues, respectively, were generated from service fees from Chinese government controlled entities including governmental agencies, educational institutions and industry associations controlled by the PRC government. The demand for the Group’s products and services by these agencies, institutions and associations are affected by government budgetary cycles, funding availability and government policies. Funding reductions, reallocations or delays could adversely impact demand for the Group’s products and services or reduce the fees these customers are willing to pay for the Group’s products and services.

Net revenues from customers that individually exceeded 10% of the Group’s net revenues are as follows:

	Year Ended March 31,
	2011		2012		2013
	RMB	%	RMB	%	RMB	%

Securities Association of China	115,742,065	38.1%	131,404,013	37.3%	84,244,267	23.0%
China Banking Association	51,681,348	17.0%	36,971,719	10.5%	60,573,979	16.5%
The Chinese Institute of Certified Public Accountants	—	—	—	—	54,255,662	14.8%

Accounts receivable, net from customers, that individually exceeded 10% of the Group’s accounts receivable are as follows:

	March 31,
	2012		2013
	RMB	%	RMB	%
Securities Association of China	25,579,897	31.3%	19,643,518	38.4%
China Customs Education and Training Center	9,863,856	12.1%	7,927,308	15.5%

Concentration of cash balances held at financial institutions

Cash balances include deposits in:

	March 31,
	2012	2013
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	208,631,163	248,284,360
— Denominated in United Stated Dollars (“USD”)	719	719

Total cash balances held at mainland PRC financial institutions	208,631,882	248,285,079

Financial institutions in HKSAR of the PRC
— Denominated in RMB	45,917,908	16,662,994
— Denominated in Hong Kong Dollar	437,435	3,172,392
— Denominated in USD	2,177,482	21,909,250

Total cash balances held at HKSAR financial institutions	48,532,825	41,744,636

Total cash balances held at financial institutions	257,164,707	290,029,715

Management believes these financial institutions have high credit ratings. Cash denominated in currencies other than functional currency is subject to foreign currency risk due to the appreciation or depreciation of the RMB under the current exchange rate regime in the PRC and Hong Kong Special Administrative Region (“HKSAR”).